Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate percentage	21.00%	21.00%	21.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forwards	$ 8,500,000		$ 8,000,000